Future Estimated Amortization Expenses (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Estimated amortization expense
2013	$ 16,794	¥ 1,384,000
2014	14,136	1,165,000
2015	9,198	758,000
2016	3,786	312,000
2017	2,864	236,000
Total	$ 46,778	¥ 3,855,000